Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F/A
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-38141
Entity Registrant Name	Sierra Metals Inc.
Entity Incorporation, State or Country Code	Z4
Entity Address State Or Province	ON
Entity Address, Address Line One	161 Bay Street
Entity Address, Adress Line Two	Suite 4260
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5J 2S1
City Area Code	416
Local Phone Number	366-7777
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	163,428,150
Entity Central Index Key	0001705259
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Amendment No. 2
Auditor Location	Toronto, Canada
Auditor Firm ID	271
Auditor Name	PricewaterhouseCoopers LLP
No Trading Symbol Flag	true
Document Registration Statement	false
Entity Primary SIC Number	1021
Annual Information Form	false
Audited Annual Financial Statements	false
Business Contact [Member]
Document Information [Line Items]
Entity Address State Or Province	NY
Entity Address, Address Line One	10 East 40th Street
Entity Address, Adress Line Two	10th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10016
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.